Shareholders' equity and capital stock (Details 6)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected warrant life (years)	1 year 6 months	0 years	2 years 9 months
Expected volatility, Minimum	63.00%	79.00%	81.00%
Expected volatility, Maximum	78.00%	82.00%	82.00%
Risk-free interest rate, Minimum	1.00%	1.30%	1.70%
Risk-free interest rate, Maximum	1.30%	1.90%	1.90%
Forfeiture rate (warrants)	0.00%	0.00%	0.00%
Forfeiture rate (options)			4.30%
Forfeiture rate (RSUs)		5.00%	5.00%
Expected dividend rate	0.00%	0.00%	0.00%
Maximum [Member]
Expected option life (years)	3 years 4 months 13 days	3 years 3 months 11 days	3 years 1 month 21 days
Forfeiture rate (options)	4.80%	5.10%
Forfeiture rate (RSUs)	22.30%
Minimum [Member]
Expected option life (years)	3 years 3 months 15 days	3 years 2 months 27 days	3 years 1 month 13 days
Forfeiture rate (options)	4.60%	4.40%
Forfeiture rate (RSUs)	12.50%